Obligations Related to Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
Finance Lease, Liability	$ 1,825,692	$ 1,673,845
Finance Lease, Liability, Current	95,339	102,115
Finance Lease, Liability, Noncurrent	1,730,353	1,571,730
Teekay LNG | LNG Carriers
Capital Leased Assets [Line Items]
Finance Lease, Liability	1,410,904	1,274,569
Teekay LNG | Suezmax
Capital Leased Assets [Line Items]
Finance Lease, Liability	0	23,987
Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Finance Lease, Liability	216,546	191,267
Teekay Tankers | Aframax Tanker [Member]
Capital Leased Assets [Line Items]
Finance Lease, Liability	173,284	157,899
Teekay Tankers | LR2 Tanker
Capital Leased Assets [Line Items]
Finance Lease, Liability	$ 24,958	$ 26,123